Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes

No income tax arose in the United States of America by the Group for the years ended December 31, 2019, 2018 and 2017.

The Company and Pact Asia Pacific Limited are exempt from taxation in the British Virgin Islands (“BVI”).

Far East and Euro Tech (China) Limited provided for Hong Kong profits tax at a rate of 16.5% in year 2019 (2018 and 2017: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of Far East, provides for PRC Enterprise Income Tax (“EIT”) at a rate of 25% (2018 and 2017: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2019, ETTS had an assessable loss carried forward of US$518,328 as agreed by the local tax authority to offset its profit for the forth coming years (2018: US$801,751 and 2017: US$703,650). Such loss will expire in 5 years.

Shanghai Euro Tech Limited (“SET”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2018 and 2017: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2019, SET had an assessable loss carried forward of US$444,192 as agreed by the local tax authority to offset its profit for the forth coming years (2018: US$317,098 and 2017: US$254,265). Such loss will expire in 5 years.

Shanghai Euro Tech Environmental Engineering Company Limited (“SETEE”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2018 and 2017: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2019, SETEE had an assessable loss carried forward of US$380,591 as agreed by the local tax authority to offset its profit for the forth coming years (2018: US$854,388 and 2017: US$895,579). Such loss will expire in 5 years.

Yixing Pact Environmental Technology Co. Ltd. (“Yixing”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2018 and 2017: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2019, Yixing had an assessable loss carried forward of US$1,664,275 as agreed by the local tax authority to offset its profit for the forth coming years (2018: US$1,228,223 and 2017: US$512,252). Such loss will expire in 5 years.

Chongqing Euro Tech Rizhi Technology Co., Ltd. (“CQ”), Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd. (“RZ”) and Guangzhou Euro Tech Environmental Equipment Co., Ltd. (“GZ”), subsidiaries of Far East, provide for PRC Enterprise Income Tax at a rate of 25% (2018 and 2017: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. CQ, RZ and GZ had an assessable loss carried forward of US$ Nil, US$ Nil and US$ Nil respectively as agreed by the local tax authority to offset its profit for the forth coming years (2018: US$135,479, US$ Nil and US$ Nil). Such loss will expire in 5 years.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. Aggregate undistributed earnings of Far East’s subsidiaries located in the PRC that are available for distribution to Far East of approximately US$0.6 million at December 31, 2019 (2018: US$0.6 million and 2017: US$0.5 million) are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to Far East. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

The Company and its subsidiaries are based in Hong Kong and PRC and file Hong Kong profits tax return and PRC EIT return, respectively. The components of the provision / (credit) for income taxes expense / (credit) were as follows:

	Year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Current taxes expense
Hong Kong profits tax and the PRC EIT	-	(346)	-
Income tax credit	-	(346)	-

Deferred tax expenses
Hong Kong and the PRC	37	34	28
Total deferred tax expense	37	34	28

Total expense / (credit)	37	(312)	28

The items comprising the difference between income taxes computed at the Hong Kong profits tax and PRC EIT statutory tax rates in effect for 2019, 2018 and 2017 and our effective tax rates were as follows:

	Year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000

Loss before income taxes	(310)	(963)	(564)
Computed tax using respective companies’ statutory tax rates	(69)	(254)	(94)
Change in valuation allowances	(30)	68	120
Under / (over-provision) for income taxes in prior years	5	(131)	-
Non-deductible expenses	131	5	2
Income taxes expense / (credit) at effective tax rate	37	(312)	28

The components of deferred tax assets are as follows:

	December 31,
	2019	2018
	US$’000	US$’000

Tax losses	858	975
Temporary differences	(19)	(17)
Less: Valuation allowances	(752)	(834)
Net deferred tax assets	87	124

ZHEJIANG TIANLAN
Income taxes

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates of 15% for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Tianlan Environmental Protection Technology Company Limited and Hangzhou Tianlan Environmental Protection Equipment Company Limited are classified as HNTE which enjoy a preferential tax rate of 15%.

During the years ended December 31, 2019 and 2018, the PRC tax laws and regulations have launched a tax reduction scheme for small enterprises, Hangzhou Tianlan Pure Environmental Protection Technology Company Limited, Hangzhou Tiancan Environmental Technology Company Limited and Zhejiang Tianlan Environmental Engineering and Design Company Limited are entitled to enjoy this tax benefit. As such, they are subjects to Enterprise Income Tax rate of 20% only.

The Company and its subsidiaries are based in the PRC and file an EIT return. The components of the provision for income tax expense/(credit) were as follows:

	Year ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000

Current tax expense
PRC EIT	28	2	4,237

Income tax expense	28	2	4,237

Deferred tax expense/(credit)	268	(7,969)	(405)

Total deferred tax expense/(credit)	268	(7,969)	(405)

Total expense/(credit)	296	(7,967)	3,832

The items comprising the difference between income tax computed at the EIT statutory rates in effect for 2019, 2018 and 2017 and our effective tax rates were as follows:

	Year ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000

Income/(loss) before income tax	4,654	(34,194)	30,047
Computed tax using respective companies’ statutory tax rates	642	(4,987)	4,548
(Over)-provision for income tax in prior years	-	-	(29)
Permanent difference	-	-	(459)
Temporary differences	202	(272)	(405)
Tax effect of revenue not subject to tax	-	(3,024)	(1,438)
Tax effect of expenses not deductible for tax purposes	693	316	1,435
Tax effect of unused tax losses not recognized	-	-	180
Tax effect of special deduction for research and development costs	(2,103)	-	-
Others	862	-	-
Income taxes expense/(credit) at effective tax rate	296	(7,967)	3,832

The components of deferred tax assets are as follows:

	December 31,
	2019	2018
	RMB’000	RMB’000

Allowance for doubtful accounts	7,464	13,201
Impairment losses on assets	5,025	-
Tax losses	1,481	1,037

Total deferred tax assets	13,970	14,238